(Notes)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Pensions and Other Benefit Programs
Retirement Plans and Postretirement Medical Benefits
We have several defined benefit retirement plans. Benefits are primarily based on employees' compensation and years of service. Our contributions are determined based on the funding requirements of U.S. federal and other governmental laws and regulations. We use a measurement date of December 31 for all of our retirement plans. U.S. employees hired after January 1, 2005, Canadian employees hired after April 1, 2005 and U.K. employees hired after July 1, 2005 are not eligible for our defined benefit retirement plans.
Benefit accruals for those participants in our two largest U.S. pension plans with less than 16 years of service as of March 31, 2013 were frozen on March 31, 2013. Benefit accruals for all participants in our U.K. pension plans were frozen during 2013. Benefit accruals for those participants in our two largest U.S. pension plans with 16 or more years of service as of March 31, 2013 and all participants in our Canadian pension plans, will be frozen effective December 31, 2014.
The benefit obligations and funded status of defined benefit pension plans are as follows:

	United States		Foreign
	2013	2012	2013	2012
Accumulated benefit obligation	$1,611,457	$1,802,811	$659,602	$648,439

Projected benefit obligation
Benefit obligation at beginning of year	$1,822,677	$1,707,390	$663,826	$581,904
Service cost	13,981	18,939	6,272	7,763
Interest cost	74,370	81,040	27,365	27,793
Plan participants' contributions	—	—	496	1,106
Actuarial (gain) loss	(154,996)	145,641	(1,224)	45,537
Foreign currency changes	—	—	(204)	22,115
Settlement / curtailment	(3,275)	6	(86)	(1,489)
Special termination benefits	548	—	935	601
Benefits paid	(130,714)	(130,339)	(24,607)	(21,504)
Benefit obligation at end of year	1,622,591	1,822,677	672,773	663,826

Fair value of plan assets available for benefits
Fair value of plan assets at beginning of year	1,583,932	1,426,536	509,331	438,848
Actual return on plan assets	60,569	193,696	62,777	44,928
Company contributions	9,892	94,039	14,509	30,089
Plan participants' contributions	—	—	496	1,106
Settlement / curtailment	—	—	—	(1,489)
Foreign currency changes	—	—	(1,428)	17,353
Benefits paid	(130,714)	(130,339)	(24,607)	(21,504)
Fair value of plan assets at end of year	1,523,679	1,583,932	561,078	509,331

Funded status	$(98,912)	$(238,745)	$(111,695)	$(154,495)

Amounts recognized in Consolidated Balance Sheets
Non-current asset	$195	$175	$11,951	$530
Current liability	(18,097)	(7,456)	(1,051)	(967)
Non-current liability	(81,010)	(231,464)	(122,595)	(154,058)
Net amount recognized	$(98,912)	$(238,745)	$(111,695)	$(154,495)

Information provided in the table below is only for pension plans with an accumulated benefit obligation in excess of plan assets at December 31, 2013 and 2012:

	United States		Foreign
	2013	2012	2013	2012
Projected benefit obligation	$1,621,164	$1,821,300	$544,875	$660,110
Accumulated benefit obligation	$1,610,029	$1,801,433	$532,774	$645,361
Fair value of plan assets	$1,522,057	$1,582,379	$421,229	$505,084

Pretax amounts recognized in AOCI consists of:
	United States		Foreign
	2013	2012	2013	2012
Net actuarial loss	$733,943	$879,323	$200,000	$243,765
Prior service (credit) cost	(135)	1,229	(863)	(751)
Transition asset	—	—	(59)	(68)
Total	$733,808	$880,552	$199,078	$242,946
The estimated amounts that will be amortized from AOCI into net periodic benefit cost in 2014 are as follows:

	United States	Foreign
Net actuarial loss	$24,642	$8,249
Prior service cost (credit)	9	(61)
Transition asset	—	(9)
Total	$24,651	$8,179

The components of net periodic benefit cost for defined benefit pension plans were as follows:

	United States			Foreign
	2013	2012	2011	2013	2012	2011
Service cost	$13,981	$18,939	$19,450	$6,272	$7,763	$7,310
Interest cost	74,370	81,040	87,738	27,365	27,793	28,329
Expected return on plan assets	(107,608)	(121,623)	(123,058)	(34,769)	(32,299)	(31,784)
Amortization of net transition asset	—	—	—	(9)	(10)	(10)
Amortization of prior service cost	380	803	147	112	112	170
Amortization of net actuarial loss	32,494	52,957	37,522	14,445	14,103	11,135
Special termination benefits	548	—	1,489	935	601	277
Settlement / curtailment	2,638	(48)	3,036	—	444	274
Net periodic benefit cost	$16,803	$32,068	$26,324	$14,351	$18,507	$15,701

Other changes in plan assets and benefit obligations for defined benefit pension plans recognized in other comprehensive income were as follows:

	United States		Foreign
	2013	2012	2013	2012
Net actuarial (gain) loss	$(111,232)	$73,701	$(29,320)	$32,596
Prior service credit	—	(127)	—	—
Amortization of net actuarial loss	(32,494)	(52,957)	(14,445)	(14,103)
Amortization of prior service cost	(380)	(803)	(112)	(112)
Net transition asset	—	—	9	10
Settlement / curtailment	(2,638)	48	—	(444)
Total recognized in other comprehensive income	$(146,744)	$19,862	$(43,868)	$17,947

Weighted-average actuarial assumptions used to determine end of year benefit obligations and net periodic benefit cost for defined benefit pension plans include:

	2013			2012			2011
United States
Used to determine benefit obligations
Discount rate	4.95%			4.05%			4.95%
Rate of compensation increase	3.50%			3.50%			3.50%

Used to determine net periodic benefit cost
Discount rate	4.05%			4.95%			5.60%
Expected return on plan assets	7.25%			7.75%			8.00%
Rate of compensation increase	3.50%			3.50%			3.50%

Foreign
Used to determine benefit obligations
Discount rate	1.45%	-	4.60%	1.95%	-	4.65%	1.80%	-	6.10%
Rate of compensation increase	1.50%	-	3.50%	1.50%	-	3.50%	2.10%	-	4.60%

Used to determine net periodic benefit cost
Discount rate	1.95%	-	4.65%	1.80%	-	6.10%	2.00%	-	5.50%
Expected return on plan assets	3.50%	-	7.50%	3.25%	-	7.50%	4.00%	-	7.75%
Rate of compensation increase	1.50%	-	3.50%	2.10%	-	4.60%	2.10%	-	5.50%

A discount rate is used to determine the present value of our future benefit obligations. The discount rate for our U.S. pension and postretirement medical benefit plans is determined by matching the expected cash flows associated with our benefit obligations to a yield curve based on long-term, high-quality fixed income debt instruments available as of the measurement date. For the U.K. retirement benefit plan, our largest foreign plan, the discount rate is determined by discounting each year's estimated benefit payments by an applicable spot rate, derived from a yield curve created from a large number of high-quality corporate bonds. For our other smaller foreign pension plans, the discount rate is selected based on high-quality fixed income indices available in the country in which the plan is domiciled.

The expected return on plan assets is based on historical and expected rates of return for current and planned asset classes in the plans' investment portfolio after analyzing historical experience and future expectations of the returns and volatility of the various asset classes. The overall expected rate of return for the portfolio is based on the asset allocation at the end of the year for our U.S. pension plans and the target asset allocation for our international pension plans, adjusted for historical and expected experience of active portfolio management results, when compared to the benchmark returns. When assessing the expected future returns for the portfolio, management places more emphasis on the expected future returns than historical returns.

Investment Strategy and Asset Allocation - U.S. Pension Plans
The investment strategy of our U.S. pension plans is to maximize returns within reasonable and prudent levels of risk, to achieve and maintain full funding of the accumulated benefit obligation and the actuarial liabilities and to earn a nominal rate of return of at least 7.0%. The fund has established a strategic asset allocation policy to achieve these objectives. Investments are diversified across asset classes and within each class to reduce the risk of large losses and are periodically rebalanced. Derivatives, such as swaps, options, forwards and futures contracts may be used for market exposure, to alter risk/return characteristics and to manage foreign currency exposure. Investments within the private equity and real estate portfolios are comprised of limited partnership units in primary and secondary fund of funds and units in open-ended commingled real estate funds, respectively. These types of investment vehicles are used in an effort to gain greater asset diversification. We do not have any significant concentrations of credit risk within the plan assets. The pension plans' liabilities, investment objectives and investment managers are reviewed periodically.

The target asset allocation for 2014 and the actual asset allocations at December 31, 2013 and 2012, for the U.S. pension plans are as follows:

	Target allocation	Percent of Plan Assets at December 31,
	2014	2013	2012
Asset category
U.S. equities	11%	16%	14%
Non-U.S. equities	11%	14%	15%
Fixed income	68%	60%	61%
Real estate	2%	4%	4%
Private equity	8%	6%	6%
Total	100%	100%	100%

The target asset allocation used to manage the investment portfolio is based on the broad asset categories shown above. The plan asset categories presented in the fair value hierarchy are subsets of the broad asset categories.

Investment Strategy and Asset Allocation - Foreign Pension Plans
Our foreign pension plan assets are managed by outside investment managers and monitored regularly by local trustees and our corporate personnel. The investment strategies adopted by our foreign plans vary by country and plan, with each strategy tailored to achieve the expected rate of return within an acceptable or appropriate level of risk, depending upon the liability profile of plan participants, local funding requirements, investment markets and restrictions. The U.K. plan represents 74% of the non-U.S. pension assets. The U.K. pension plan's investment strategy is to maximize returns within reasonable and prudent levels of risk, to achieve and maintain full funding of the accumulated benefit obligation and the actuarial liabilities and to earn a nominal rate of return of at least 7.5%. The fund has established a strategic asset allocation policy to achieve these objectives. Investments are diversified across asset classes and within each class to minimize the risk of large losses and are periodically rebalanced. Derivatives, such as swaps, options, forwards and futures contracts may be used for market exposure, to alter risk/return characteristics and to manage foreign currency exposure. We do not have any significant concentrations of credit risk within the plan assets. The pension plans' liabilities, investment objectives and investment managers are reviewed periodically.

The target asset allocation for 2014 and the actual asset allocations at December 31, 2013 and 2012, for the U.K. pension plan are as follows:

	Target Allocation	Percent of Plan Assets at December 31,
	2014	2013	2012
Asset category
U.K. equities	30%	33%	32%
Non-U.K. equities	35%	35%	31%
Fixed income	35%	31%	36%
Cash	—%	1%	1%
Total	100%	100%	100%

The target asset allocation used to manage the investment portfolio is based on the broad asset categories shown above. The plan asset categories presented in the fair value hierarchy are subsets of the broad asset categories.

The fair value of the U.K. plan assets was $414 million and $370 million at December 31, 2013 and 2012, respectively, and the expected long-term weighted average rate of return on these plan assets was 7.38% in 2013 and 7.25% in 2012.

Fair Value Measurements of Plan Assets
The following tables show, by level within the fair value hierarchy, the financial assets and liabilities that are accounted for at fair value on a recurring basis at December 31, 2013 and 2012, respectively, for the U.S. and foreign pension plans. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment and may affect placement within the fair value hierarchy levels.
United States Pension Plans

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Money market funds	$—	$30,374	$—	$30,374
Equity securities	279,988	165,303	—	445,291
Commingled fixed income securities	—	209,674	—	209,674
Debt securities - U.S. and foreign governments, agencies and municipalities	43,390	30,477	—	73,867
Debt securities - corporate	—	568,567	—	568,567
Mortgage-backed securities	—	31,738	2,634	34,372
Asset-backed securities	—	625	—	625
Private equity	—	—	87,470	87,470
Real estate	—	—	67,917	67,917
Securities lending collateral (1)	—	6,602	—	6,602
Total plan assets at fair value	$323,378	$1,043,360	$158,021	$1,524,759
Securities lending payable (1)				(6,602)
Cash				634
Other				4,888
Fair value of plan assets available for benefits				$1,523,679
(1) Securities lending collateral is offset by a corresponding securities lending payable amount.

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Money market funds	$—	$17,363	$—	$17,363
Equity securities	250,303	203,766	—	454,069
Commingled fixed income securities	—	200,899	—	200,899
Debt securities - U.S. and foreign governments, agencies and municipalities	53,984	35,461	—	89,445
Debt securities - corporate	—	621,691	—	621,691
Mortgage-backed securities	—	39,552	3,191	42,743
Asset-backed securities	—	547	—	547
Private equity	—	—	91,805	91,805
Real estate	—	—	63,168	63,168
Securities lending collateral (1)	—	104,375	—	104,375
Total plan assets at fair value	$304,287	$1,223,654	$158,164	$1,686,105
Securities lending payable (1)				(104,375)
Cash				618
Other				1,584
Fair value of plan assets available for benefits				$1,583,932
(1) Securities lending collateral is offset by a corresponding securities lending payable amount.

Foreign Plans

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Money market funds	$—	$6,058	$—	$6,058
Equity securities	109,403	257,046	—	366,449
Commingled fixed income securities	—	104,070	—	104,070
Debt securities - U.S. and foreign governments, agencies and municipalities	—	60,204	—	60,204
Debt securities - corporate	—	17,944	—	17,944
Total plan assets at fair value	$109,403	$445,322	$—	$554,725
Cash				5,285
Other				1,068
Fair value of plan assets available for benefits				$561,078

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Money market funds	$—	$7,130	$—	$7,130
Equity securities	96,442	213,662	—	310,104
Commingled fixed income securities	—	157,332	—	157,332
Debt securities - U.S. and foreign governments, agencies and municipalities	—	18,937	—	18,937
Debt securities - corporate	—	6,935	—	6,935
Total plan assets at fair value	$96,442	$403,996	$—	$500,438
Cash				4,414
Other				4,479
Fair value of plan assets available for benefits				$509,331

The following information relates to our classification of investments into the fair value hierarchy:

•
Money Market Funds: Money market funds typically invest in government securities, certificates of deposit, commercial paper of companies and other highly liquid, low risk securities. Money market funds are principally used for overnight deposits. The money market funds are classified as Level 2 since they are not actively traded on an exchange.

•
Equity Securities: Equity securities include U.S. and foreign common stock, American Depository Receipts, preferred stock and commingled funds. Equity securities classified as Level 1 are valued using active, high volume trades for identical securities. Equity securities classified as Level 2 represent those not listed on an exchange in an active market. These securities are valued based on quoted market prices of similar securities.

•
Commingled Fixed Income Securities: Mutual funds that invest in a variety of fixed income securities including securities of the U.S. government and its agencies, corporate debt, mortgage-backed securities and asset-backed securities. Value of the funds is based on the net asset value (NAV) per unit as reported by the fund manager. NAV is based on the market value of the underlying investments owned by each fund, minus its liabilities, divided by the number of shares outstanding. Commingled fixed income securities are not listed on an active exchange and are classified as Level 2.

•
Debt Securities - U.S. and Foreign Governments, Agencies and Municipalities: Government securities include treasury notes and bonds, foreign government issues, U.S. government sponsored agency debt and commingled funds. Municipal debt securities include general obligation securities and revenue-backed securities. Debt securities classified as Level 1 are valued using active, high volume trades for identical securities. Debt securities classified as Level 2 are valued through benchmarking model derived prices to quoted market prices and trade data for identical or comparable securities.

•
Corporate Debt Securities: Investments are comprised of both investment grade debt (≥BBB-) and high-yield debt (≤BBB-). The fair value of corporate debt securities is valued using recently executed transactions, market price quotations where observable, or bond spreads. The spread data used are for the same maturity as the security. These securities are classified as Level 2.

•
Mortgage-Backed Securities (MBS): Investments are comprised of agency-backed MBS, non-agency MBS, collateralized mortgage obligations, commercial MBS, and commingled funds. These securities are valued based on external pricing indices. When external index pricing is not observable, MBS are valued based on external price/spread data. If neither pricing method is available, broker quotes are utilized. When inputs are observable and supported by an active market, MBS are classified as Level 2 and when inputs are unobservable, MBS are classified as Level 3.

•
Asset-Backed Securities (ABS): Investments are primarily comprised of credit card receivables, auto loan receivables, student loan receivables, and Small Business Administration loans. These securities are valued based on external pricing indices or external price/spread data and are classified as Level 2.

•
Private Equity: Investments are comprised of units in fund-of-fund investment vehicles. Fund-of-funds consist of various private equity investments and are used in an effort to gain greater diversification. The investments are valued in accordance with the most appropriate valuation techniques, and are classified as Level 3 due to the unobservable inputs used to determine a fair value.

•
Real Estate: Investments include units in open-ended commingled real estate funds. Properties that comprise these funds are valued in accordance with the most appropriate valuation techniques, and are classified as Level 3 due to the unobservable inputs used to determine a fair value.

•
Securities Lending Fund: Investment represents a commingled fund through our custodian's securities lending program. The U.S. pension plan lends securities that are held within the plan to other banks and/or brokers, and receives collateral, typically cash. This collateral is invested in a short-term fixed income securities commingled fund. The commingled fund is not listed or traded on an exchange and is classified as Level 2. This amount invested in the fund is offset by a corresponding liability reflected in the U.S. pension plan's net assets available for benefits.

Level 3 Gains and Losses

The following table summarizes the changes in the fair value of Level 3 assets for the years ended December 31, 2013 and 2012:

	Mortgage-backed securities	Private equity	Real estate	Total
Balance at December 31, 2011	$3,702	$88,870	$57,918	$150,490
Realized (losses) gains	(3)	(13)	1,780	1,764
Unrealized (losses) gains	(20)	742	5,711	6,433
Net purchases, sales and settlements	(488)	2,206	(2,241)	(523)
Balance at December 31, 2012	3,191	91,805	63,168	158,164
Realized (losses) gains	—	(1,591)	1,939	348
Unrealized gains	205	2,190	5,182	7,577
Net purchases, sales and settlements	(762)	(4,934)	(2,372)	(8,068)
Balance at December 31, 2013	$2,634	$87,470	$67,917	$158,021

There are no shares of our common stock included in the plan assets of our pension plans.

During 2014, we anticipate making total contributions of $18 million to our U.S. pension plans and $22 million to our foreign pension plans. We will reassess our funding alternatives as the year progresses.

Nonpension Postretirement Benefits
We provide certain health care and life insurance benefits in the U.S. and Canada to eligible retirees and their dependents. The cost of these benefits is recognized over the period the employee provides credited service to the company. Employees hired before January 1, 2005 in the U.S. and before April 1, 2005 in Canada become eligible for retiree health care benefits after reaching age 55 or in the case of employees of Pitney Bowes Management Services after reaching age 60 and with the completion of the required service period. U.S. employees hired on or after January 1, 2005 and Canadian employees hired on or after April 1, 2005, are not eligible for retiree health care benefits.

The benefit obligation and funded status for nonpension postretirement benefit plans are as follows:

	2013	2012
Benefit obligation
Benefit obligation at beginning of year	$282,857	$285,828
Service cost	3,684	3,563
Interest cost	9,503	11,187
Plan participants' contributions	4,313	9,547
Actuarial (gain) loss	(30,051)	4,150
Foreign currency changes	(1,693)	697
Plan amendment	—	8,501
Curtailment	(4,839)	—
Benefits paid	(32,621)	(40,616)
Benefit obligation at end of year (1)	$231,153	$282,857

(1)	The benefit obligation for the U.S. nonpension postretirement plans was $208 million and $256 million at December 31, 2013 and 2012, respectively.

	2013	2012
Fair value of plan assets
Fair value of plan assets at beginning of year	$—	$—
Company contribution	28,308	31,069
Plan participants' contributions	4,313	9,547
Benefits paid	(32,621)	(40,616)
Fair value of plan assets at end of year	$—	$—

Funded status	$(231,153)	$(282,857)

Amounts recognized in the Consolidated Balance Sheets
Current liability	$(23,668)	$(25,483)
Non-current liability	(207,485)	(257,374)
Net amount recognized	$(231,153)	$(282,857)

Pretax amounts recognized in AOCI consist of:

	2013	2012
Net actuarial loss	$68,120	$109,962
Prior service cost	2,516	5,564
Total	$70,636	$115,526

The components of net periodic benefit cost for nonpension postretirement benefit plans were as follows:

	2013	2012	2011
Service cost	$3,684	$3,563	$3,328
Interest cost	9,503	11,187	13,528
Amortization of prior service cost (credit)	128	(1,724)	(2,504)
Amortization of net actuarial loss	7,433	8,214	7,666
Curtailment	2,920	—	2,839
Special termination benefits	—	—	300
Net periodic benefit cost	$23,668	$21,240	$25,157

Other changes in plan assets and benefit obligation for nonpension postretirement benefit plans recognized in other comprehensive income were as follows:

	2013	2012
Net actuarial gain	$(34,890)	$(195)
Amortization of net actuarial (loss) gain	(7,433)	4,631
Amortization of prior service (cost) credit	(128)	1,724
Curtailment	(2,920)	—
Other adjustments	481	(651)
Total recognized in other comprehensive income	$(44,890)	$5,509

The estimated amounts that will be amortized from AOCI into net periodic benefit cost in 2014 are as follows:

Net actuarial loss	$6,092
Prior service cost	160
Total	$6,252

The weighted-average discount rates used to determine end of year benefit obligation and net periodic pension cost include:

	2013	2012	2011
Discount rate used to determine benefit obligation
U.S.	4.40%	3.65%	4.50%
Canada	4.65%	3.90%	4.15%

Discount rate used to determine net period benefit cost
U.S.	3.65%	4.50%	5.15%
Canada	3.90%	4.15%	5.15%

The assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation for the U.S. plan was 7.0% for 2013 and 7.5% for 2012. The assumed health care trend rate is 6.5% for 2014 and will gradually decline to 5.0% by the year 2017 and remain at that level thereafter. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A 1% change in the assumed health care cost trend rates would have the following effects:

	1% Increase	1% Decrease
Effect on total of service and interest cost components	$517	$(451)
Effect on postretirement benefit obligation	$8,284	$(7,662)

Estimated Future Benefit Payments
Benefit payments expected to be paid, which reflect expected future service, are shown in the table below. Nonpension benefit payments are net of expected Medicare Part D subsidy.

	Pension Benefits	Nonpension Benefits
Years ending December 31,
2014	$166,952	$23,669
2015	125,225	22,570
2016	124,045	21,561
2017	127,236	20,612
2018	128,739	19,708
2019 - 2022	673,039	87,457
	$1,345,236	$195,577

Savings Plans
We offer voluntary defined contribution plans to our U.S. employees designed to help them accumulate additional savings for retirement. We provide a core contribution to all employees, regardless if they participate in the plan, and match a portion of each participating employees' contribution, based on eligible pay. Total contributions to our defined contribution plans were $32 million in 2013 and $30 million in 2012.